Business combinations	12 Months Ended
Dec. 31, 2019
Business combinations
Business combinations

5. Business combinations

Private Producer in Southeast Saskatchewan and Southwest Manitoba

On February 15, 2018, Vermilion acquired all of the issued and outstanding common shares of a private producer with assets in southeast Saskatchewan and southwest Manitoba. The acquisition comprised of light oil producing fields near Vermilion’s existing operations in southeast Saskatchewan. The acquisition complements Vermilion’s existing southeast Saskatchewan operations and aligns with the Company’s sustainable growth-and-income model. The acquisition was funded through Vermilion’s revolving credit facility.

The total consideration paid and the fair value of the assets acquired and liabilities assumed at the date of acquisition are detailed in the table below:

Consideration
Cash paid to vendor	53,288
Total consideration	53,288

Allocation of consideration
Capital assets	67,549
Deferred tax assets	26,914
Acquired working capital	1,577
Long-term debt	(38,300)
Asset retirement obligations	(4,452)
Net assets acquired	53,288

For the year ended December 31, 2018, the acquisition contributed revenues of $18.7 million and net earnings of $6.7 million. Had the acquisition occurred on January 1, 2018, revenues would have increased by $2.9 million and net earnings would have increased by $1.0 million for the year ended December 31, 2018.

Spartan Energy Corp.

On May 28, 2018, Vermilion acquired all of the issued and outstanding common shares of Spartan Energy Corp., a publicly traded oil and gas producer with light oil producing properties in southeast Saskatchewan as well as other areas in Saskatchewan, Alberta, and Manitoba. The acquisition increased Vermilion’s position in southeast Saskatchewan and aligned with the Company’s sustainable growth-and-income model.

Consideration consisted of the issuance of 27.9 million Vermilion common shares valued at approximately $1.2 billion (based on the closing price per Vermilion common share of $44.30 on the Toronto Stock Exchange on May 28, 2018). Acquisition-related costs of $1.3 million were incurred in the year ended December 31, 2018.

The total consideration paid and the fair value of the assets acquired and liabilities assumed as at the date of the acquisition are detailed in the table below:

Consideration
Shares issued for acquisition	1,235,221
Total consideration	1,235,221

Allocation of consideration
Capital assets	1,401,686
Deferred tax assets	123,813
Long-term debt	(150,196)
Asset retirement obligations	(92,149)
Lease obligations	(25,455)
Assumed working capital deficit	(22,478)
Net assets acquired	1,235,221

For the year ended December 31, 2018, the acquisition contributed revenues of $242.1 million and net earnings of $45.1 million. Had the acquisition occurred on January 1, 2018, revenues would have increased by $182.4 million and net earnings would have increased by $35.0 million for the year ended December 31, 2018.

Assets in Wyoming

In August 2018, Vermilion acquired oil and gas producing assets and mineral leasehold land from a private oil company for total cash consideration of $189.0 million. The assets are located in Campbell County, Wyoming in the Powder River Basin, approximately 65 kilometres northwest of Vermilion’s existing operations. The acquired assets complement Vermilion’s existing Powder River operations and align with the Company’s sustainable growth-and-income model. The acquisition was funded through Vermilion’s revolving credit facility.

The total consideration paid and the fair value of the assets acquired and liabilities assumed at the date of acquisition are detailed in the table below:

Consideration
Cash paid to vendor	189,014
Total consideration	189,014

Allocation of consideration
Capital assets	284,333
Deferred tax liability	(19,019)
Asset retirement obligations	(4,821)
Assumed working capital deficit	(2,651)
Net assets acquired	257,842
Gain on business combination	(68,828)
Total net assets acquired, net of gain on business combination	189,014

The gain on the business combination primarily resulted from the recognition of additional reserve value when the acquisition closed compared to the estimated value when Vermilion entered into the purchase and sale agreement and the acquisition price was determined.

For the year ended December 31, 2018, the acquisition contributed revenues of $11.6 million and net earnings of $0.3 million. Had the acquisition occurred on January 1, 2018, revenues would have increased by $11.1 million and net earnings would have decreased by $0.1 million for the year ended December 31, 2018.

Shell E&P Ireland Limited

In December 2018, Vermilion acquired all of the issued and outstanding common shares of Shell E&P Ireland Limited, along with an incremental 1.5% working interest in the Corrib Natural Gas Project ("Corrib") in Ireland from Nephin Energy Holdings Limited, a wholly owned subsidiary of Canada Pension Plan Investment Board. The acquisition increased Vermilion’s total ownership in Corrib to 20% and aligns with the Company’s sustainable growth-and-income model. In addition to this transaction, Vermilion assumed operatorship of Corrib.

The total consideration paid and the fair value of the assets acquired and liabilities assumed as at the date of the acquisition are detailed in the table below:

($M)	Consideration
Cash paid to vendor	40,805
Cash acquired	(82,116)
Contingent consideration	290
Total consideration	(41,021)

($M)	Allocation of consideration
Capital assets	53,368
Deferred tax assets	4,239
Assumed working capital deficit	(35,449)
Lease obligations	(2,234)
Asset retirement obligations	(1,565)
Net assets acquired	18,359
Gain on business combination	(59,380)
Total net assets acquired, net of gain on business combination	(41,021)

The fair value of the contingent consideration obligation is estimated to be approximately $0.3 million based on estimated future commodity prices and estimated reserves. Maximum contingent payments are €5.8 million (approximately $9.1 million) through 2025.

The gain on the business combination primarily resulted from increases in working capital and the fair value of capital assets from when the purchase and sale agreement was entered into in July 2017 and when the acquisition closed in December 2018.

For the year ended December 31, 2018, the acquisition contributed revenues of $1.3 million and net earnings of $0.4 million. Had the acquisition occurred on January 1, 2018, revenues would have increased by $15.2 million and net earnings would have increased by $4.3 million for the year ended December 31, 2018.

Minor acquisitions

Vermilion completed a number of minor acquisitions during the year ended December 31, 2018 for total cash consideration of $56.0 million, in which $147.4 million of capital assets, $28.6 million of exploration and evaluation assets, and $104.0 million of asset retirement obligations were recognized.